LOSS ON FOREIGN CURRENCY FORWARD CONTRACT	12 Months Ended
Dec. 31, 2017
Foreign Currency [Abstract]
LOSS ON FOREIGN CURRENCY FORWARD CONTRACT
9	LOSS ON FOREIGN CURRENCY FORWARD CONTRACT

The Company entered into a foreign currency forward contract on January 29, 2016 to sell its time deposits denominated in RMB for US dollars at a fixed rate at 6.7070 on May 19, 2016 with the notional amount of RMB564,095. The Company settled the forward contract on May 19, 2016 and incurred a loss on foreign currency forward contract in the amount of RMB12,898 for the year ended December 31, 2016.